Gain on Sale of Assets and Other Income (Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income (expense)	$ 117	$ 191	$ 364
Gain (loss) on disposition of assets	0	(75)	17
Other Nonoperating Income (Expense), Total	$ 117	$ 116	$ 381